Operating Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of segmental information
Revenues	$ 1,099,827	$ 1,418,248	$ 1,916,113	$ 2,328,845	$ 7,043,016	$ 3,224,152
Income (loss) from Operations	(2,034,751)	(1,695,831)	(3,593,018)	(3,285,740)	(10,761,349)	(7,156,542)
Amortization and Depreciation Expense	61,731	60,407	121,657	122,494	245,787	230,071
Other Income / (Expense), Net	(1,942,943)	747,314	(4,953,998)	(994,485)	3,437,505	(3,652,810)
Stock-Based Compensation	137,163	121,257	279,188	297,919	720,150	803,060
Interest Income	551	322	1,112	613	1,310	1,960
Identifiable Assets	5,366,189		5,366,189		6,954,248	8,265,455
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues	1,099,827	1,321,385	1,902,141	2,198,430	6,756,388	3,003,822
Income (loss) from Operations	302,531	264,810	387,212	404,214	807,164	(1,666,130)
Amortization and Depreciation Expense	9,941	9,809	19,727	19,744	39,625	37,981
Stock-Based Compensation	19,344	10,450	43,936	20,900	114,920	80,432
Identifiable Assets	$ 945,991		945,991		1,025,220	1,870,414
BioTherapeutics [Member]
Summary of segmental information
Revenues		96,863	13,972	130,415	286,628	220,330
Income (loss) from Operations	$ (1,383,167)	(650,477)	(2,148,043)	(1,686,068)	(7,674,381)	(3,069,998)
Amortization and Depreciation Expense	49,866	49,072	98,240	99,011	199,196	190,033
Stock-Based Compensation	30,179	33,135	59,435	109,256	193,926	250,431
Identifiable Assets	113,916		113,916		204,308	386,721
Corporate [Member]
Summary of segmental information
Income (loss) from Operations	(954,115)	(1,310,164)	(1,832,187)	(2,003,886)	(3,894,132)	(2,420,414)
Amortization and Depreciation Expense	1,924	1,526	3,690	3,739	6,966	2,057
Stock-Based Compensation	87,640	$ 77,672	175,817	$ 167,763	411,304	472,197
Interest Income					1,310	1,960
Identifiable Assets	$ 4,306,282		$ 4,306,282		$ 5,724,720	$ 6,008,320